GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 14.66%
	ACC Trust(b)
	Series 2021-1 Class C
$ 830,000	2.08%, 12/20/2024	$ 810,498
	Series 2022-1 Class C
1,015,000	3.24%, 10/20/2025	984,732
100,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	92,013
865,000	Aligned Data Centers Issuer LLC(b) Series 2021-1A Class A2 1.94%, 08/15/2046	796,675
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
360,000	2.89%, 09/12/2025	361,721
	Series 2022-1 Class D
200,000	2.46%, 03/13/2028	189,143
	Series 2022-1 Class E
855,000	3.64%, 03/13/2028	800,594
248,367	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	246,507
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	717,595
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	328,589
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	81,251
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	519,000
	Series 2021-SFR2 Class C
150,000	1.88%, 08/17/2038	135,572
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	473,477
21,067	Amur Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	21,091
	Aqua Finance Trust(b)
	Series 2019-A Class C
970,000	4.01%, 07/16/2040	950,132
	Series 2020-AA Class D
620,000	7.15%, 07/17/2046	603,579
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	101,098
758,450	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	723,457
865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	822,073
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Avid Automobile Receivables Trust(b)
	Series 2019-1 Class
$ 715,000	4.03%, 07/15/2026	$ 718,341
	Series 2019-1 Class C
1,160,000	3.14%, 07/15/2026	1,161,915
	Series 2021-1 Class E
345,000	3.39%, 04/17/2028	327,525
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class A
105,000	3.35%, 09/22/2025	105,337
	Series 2019-2A Class D
830,000	3.04%, 09/22/2025	787,744
	Series 2020-1A Class B
105,000	2.68%, 08/20/2026	100,748
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	469,036
	Series 2020-2A Class B
205,000	2.96%, 02/20/2027	198,631
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	144,456
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	146,191
	Bayview Opportunity Master Fund IV Trust(b)(c)
	Series 2017-SPL4 Class B2
100,000	4.75%, 01/28/2055	95,326
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057	362,461
615,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	587,687
190,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/15/2024	187,839
	Business Jet Securities LLC(b)
	Series 2019-1 Class A
446,391	4.21%, 07/15/2034	422,917
	Series 2020-1A Class A
102,973	2.98%, 11/15/2035	99,170
	Series 2021-1A Class B
81,577	2.92%, 04/15/2036	75,901
866,737	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	817,424
401,350	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	373,105
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	317,703
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	237,619
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	196,371
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	166,248

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-1 Class D
$ 100,000	2.47%, 07/17/2028	$ 95,774
	Carvana Auto Receivables Trust
	Series 2019-2A Class D
835,000	3.28%, 01/15/2025(b)	838,955
	Series 2019-3A Class E
815,000	4.60%, 07/15/2026(b)	824,355
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	127,013
556,905	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	526,247
368,237	CLI Funding LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	341,925
280,943	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	255,044
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
110,000	2.92%, 07/25/2051	104,207
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	94,559
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
150,171	3.04%, 01/25/2047	148,337
	Series 2020-1 Class A
177,623	1.69%, 10/25/2051	163,423
100,836	Conn's Receivables Funding LLC(b) Series 2020-A Class B 4.27%, 06/16/2025	100,765
	CoreVest American Finance Trust(b)
	Series 2018-2 Class A
242,726	4.03%, 11/15/2052	244,020
	Series 2019-3 Class A
245,497	2.71%, 10/15/2052	239,707
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	137,097
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	217,462
	Series 2020-2 Class C
100,000	4.75%, 05/15/2052(c)	101,127
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	93,999
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	177,083
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	94,093
110,000	CPS Auto Receivables Trust(b) Series 2020-C Class C 1.71%, 08/17/2026	109,732
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	273,120
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-1A Class C
$ 300,000	2.59%, 06/15/2029	$ 294,676
	Series 2020-2A Class C
250,000	2.73%, 11/15/2029	246,281
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	279,851
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	236,526
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	235,755
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
158,400	4.03%, 11/20/2047	158,846
	Series 2019-1A Class A23
195,000	4.35%, 05/20/2049	194,823
	Series 2021-1A Class A2II
478,800	2.49%, 11/20/2051	431,649
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
100,000	1.37%, 01/22/2024	98,402
	Series 2020-2 Class D
105,000	1.92%, 03/23/2026	103,892
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	587,154
407,195	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	390,703
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
331,200	4.12%, 07/25/2047	328,440
	Series 2018-1A Class A2II
67,725	4.33%, 07/25/2048	67,702
	Series 2019-1A Class A2
337,120	3.67%, 10/25/2049	323,189
	Series 2021-1A Class A2I
789,037	2.66%, 04/25/2051	731,530
	Drive Auto Receivables Trust
	Series 2018-3 Class D
51,219	4.30%, 09/16/2024	51,528
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	229,200
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
175,000	2.96%, 04/15/2025	175,573
	Series 2021-2A Class D
155,000	1.50%, 02/16/2027	146,736
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	533,228
201,565	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	196,054
134,055	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	123,961

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 89,179	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	$ 83,723
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
174,762	2.54%, 03/25/2044	172,377
	Series 2021-A Class B
100,000	2.09%, 12/26/2046(c)	93,945
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
747,308	4.13%, 12/16/2024(b)	754,571
	Series 2019-2A Class E
950,000	4.68%, 05/15/2026(b)	954,912
	Series 2019-3A Class C
275,488	2.79%, 05/15/2024(b)	275,816
	Series 2019-4A Class D
960,000	2.58%, 09/15/2025(b)	956,553
	Series 2020-2A Class D
305,000	4.73%, 04/15/2026(b)	310,094
	Series 2020-3A Class D
115,000	1.73%, 07/15/2026	112,836
820,000	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 4.75%, 04/25/2051	799,192
	First Investors Auto Owner Trust(b)
	Series 2019-2A Class D
120,000	2.80%, 12/15/2025	119,711
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	194,723
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
495,000	1.74%, 08/17/2037	462,966
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	186,020
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	93,231
	Series 2020-SFR2 Class B
915,000	1.57%, 10/19/2037	847,802
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	709,471
	Series 2021-SFR1 Class D
1,015,000	2.19%, 08/17/2038	921,539
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	301,841
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	158,941
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	123,203
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	207,942
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	381,890
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	629,206
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-4 Class D
$ 240,000	2.18%, 02/16/2027	$ 231,241
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	196,747
815,000	Ford Credit Auto Owner Trust Series 2020-C Class A3 0.41%, 07/15/2025	802,655
104,818	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	105,210
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	216,377
	Freedom Financial Trust(b)
	Series 2021-2 Class C
100,000	1.94%, 06/19/2028	97,057
	Series 2021-3FP Class D
255,000	2.37%, 11/20/2028	239,352
	Series 2022-1FP Class D
165,000	3.35%, 03/19/2029	159,365
	FRTKL Trust(b)
	Series 2021-SFR1 Class E1
100,000	2.37%, 09/17/2038	89,631
	Series 2021-SFR1 Class E2
100,000	2.52%, 09/17/2038	89,302
	GLS Auto Receivables Issuer Trust(b)
	Series 2019-4A Class D
1,545,000	4.09%, 08/17/2026	1,528,393
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	338,676
	Series 2020-2A Class B
875,000	3.16%, 06/16/2025	876,619
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,704,383
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	924,574
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	320,889
540,000	GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3 0.35%, 10/16/2025	529,506
100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	98,150
760,375	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	735,334
659,120	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	642,417
	Home Partners of America Trust(b)
	Series 2019-1 Class D
173,189	3.41%, 09/17/2039	161,700

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-2 Class D
$ 126,387	3.12%, 10/19/2039	$ 115,429
	Series 2020-2 Class A
253,728	1.53%, 01/17/2041	232,123
	Series 2021-1 Class E
93,415	2.58%, 09/17/2041	84,105
525,695	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	484,223
1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	972,994
	HPEFS Equipment Trust(b)
	Series 2019-1A Class C
88,247	2.49%, 09/20/2029	88,414
	Series 2020-1A Class D
315,000	2.26%, 02/20/2030	312,810
	Series 2020-2A Class C
100,000	2.00%, 07/22/2030	99,825
	Series 2021-1A Class D
150,000	1.03%, 03/20/2031	144,352
	Series 2022-1A Class D
165,000	2.40%, 11/20/2029	157,822
	Invitation Homes Trust(b)(d)
	Series 2018-SFR2 Class B
109,983	1.48%, 06/17/2037 1-mo. LIBOR + 1.08%	109,077
	Series 2018-SFR3 Class B
25,019	1.59%, 07/17/2037 1-mo. LIBOR + 1.15%	24,788
830,000	Jack in the Box Funding LLC(b) Series 2022-1A Class A2I 3.45%, 02/26/2052	781,216
639,397	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	630,531
160,695	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	157,837
328,517	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	314,328
	Lendmark Funding Trust(b)
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	797,630
	Series 2021-1A Class A
825,000	1.90%, 11/20/2031	745,942
455,248	MAPS Ltd(b) Series 2018-1A Class A 4.21%, 05/15/2043	425,691
885,762	MAPS Trust(b) Series 2021-1A Class A 2.52%, 06/15/2046	819,168
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
995,000	2.96%, 07/20/2032	990,105
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-AA Class A
$ 770,000	2.19%, 08/21/2034	$ 740,296
	Marlette Funding Trust(b)
	Series 2021-2A Class C
100,000	1.50%, 09/15/2031	94,676
	Series 2021-3A Class C
145,000	1.81%, 12/15/2031	134,140
1,150,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	1,115,933
122,541	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	99,405
	Mission Lane Credit Card Master Trust(b)
	Series 2021-A Class A
1,100,000	1.59%, 09/15/2026	1,072,480
	Series 2021-A Class B
100,000	2.24%, 09/15/2026	97,740
670,593	MVW LLC(b) Series 2021-2A Class C 2.23%, 05/20/2039	629,730
	MVW Owner Trust(b)
	Series 2016-1A Class A
315,029	2.25%, 12/20/2033	315,476
	Series 2019-1A Class C
34,003	3.33%, 11/20/2036	33,154
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	97,043
	Series 2020-HA Class A
61,106	1.31%, 01/15/2069	59,170
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	100,590
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	237,000
216,183	Navient Private Education Refi Loan Trust (b) Series 2021-A Class A 0.84%, 05/15/2069	206,401
696,500	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	648,781
155,929	Oasis LLC(b) Series 2020-2A Class A 4.26%, 05/15/2032	155,969
211,168	Oasis Securitization Funding LLC(b) Series 2021-1A Class A 2.58%, 02/15/2033	210,594
915,000	Octane Receivables Trust(b) Series 2020-1A Class B 1.98%, 06/20/2025	895,349
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
120,000	3.57%, 03/14/2033	120,034

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-1A Class B
$ 290,000	4.83%, 05/14/2032	$ 293,265
	Series 2020-2A Class A
355,000	1.75%, 09/14/2035	329,431
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	238,723
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
193,000	4.67%, 09/05/2048	191,931
	Series 2019-1A Class A2
278,588	3.86%, 12/05/2049	261,902
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,225,850
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	975,684
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	232,052
	Progress Residential Trust(b)
	Series 2019-SFR2 Class A
677,478	3.15%, 05/17/2036	670,127
	Series 2019-SFR2 Class D
305,000	3.79%, 05/17/2036	298,711
	Series 2019-SFR2 Class E
240,000	4.14%, 05/17/2036	234,164
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	265,604
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	130,463
	Series 2021-SFR2 Class D
805,000	2.20%, 04/19/2038	724,761
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	312,745
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	111,712
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	93,592
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	90,029
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	89,891
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	129,499
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	88,639
	Series 2021-SFR6 Class C
505,000	1.86%, 07/17/2038	459,125
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	163,925
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	88,285
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	179,811
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	87,230
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR9 Class E1
$ 100,000	2.81%, 11/17/2040	$ 87,040
980,000	Purchasing Power Funding LLC(b) Series 2021-A Class B 1.92%, 10/15/2025	939,672
624,764	RCO VII Mortgage LLC(b)(e) Series 2021-2 Class A1 2.12%, 09/25/2026	601,357
610,000	Republic Finance Issuance Trust(b) Series 2020-A Class A 2.47%, 11/20/2030	595,922
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
385,000	2.68%, 10/15/2025	386,397
	Series 2020-1 Class C
110,000	4.11%, 12/15/2025	111,132
	Series 2020-1 Class D
200,000	5.35%, 03/15/2028	204,871
	Series 2020-2 Class D
95,000	2.22%, 09/15/2026	94,257
	Series 2020-4 Class D
80,000	1.48%, 01/15/2027	77,847
	Series 2021-1 Class D
405,000	1.13%, 11/16/2026	387,927
	Series 2021-3 Class D
660,000	1.33%, 09/15/2027	631,967
135,000	SCF Equipment Leasing LLC(b) Series 2022-1A Class D 3.79%, 11/20/2031	131,216
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
101,149	3.12%, 05/20/2036	99,324
	Series 2019-3A Class C
70,216	3.00%, 08/20/2036	68,532
	Series 2021-1A Class C
62,110	1.79%, 11/20/2037	59,694
660,917	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	559,956
643,342	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	588,980
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	97,909
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	99,740
	Series 2019-B Class A2A
676,730	2.84%, 06/15/2037	667,841
	Series 2020-A Class A2A
84,572	2.23%, 09/15/2037	81,608
	Series 2021-A Class A2A2
185,000	1.13%, 01/15/2053(d) 1-mo. LIBOR + 0.73%	181,932

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-D Class B
$ 200,000	2.31%, 03/17/2053	$ 179,911
	SoFi Consumer Loan Program Trust(b)
	Series 2019-4 Class C
335,000	2.84%, 08/25/2028	334,798
	Series 2021-1 Class D
100,000	2.04%, 09/25/2030	93,939
100,000	SoFi Professional Loan Program LLC(b)(c) Series 2017-A Class C 4.43%, 03/26/2040	101,177
	Taco Bell Funding LLC(b)
	Series 2016-1A Class A23
542,925	4.97%, 05/25/2046	552,061
	Series 2021-1A Class A2II
603,487	2.29%, 08/25/2051	538,094
310,533	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	280,983
336,546	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	302,114
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,680,764
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	109,276
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	210,299
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	789,221
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	201,095
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	457,824
649,650	Triton Container Finance VIII LLC(b) Series 2021-1A Class A 1.86%, 03/20/2046	584,539
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
97,055	2.29%, 12/26/2050	94,448
	Series 2021-NPL1 Class A2
480,000	4.83%, 12/26/2050	460,794
	Series 2021-NPL3 Class A1
414,012	1.74%, 05/25/2051	394,118
	Series 2021-NPL4 Class A1
867,914	1.87%, 08/25/2051	836,890
	Series 2021-NPL5 Class A1
517,809	1.87%, 08/25/2051	497,150
	Series 2021-NPL6 Class A1
814,652	1.92%, 09/25/2051	777,505
1,100,000	VFI LLC(b) Series 2022-1A Class B 3.04%, 07/24/2028	1,075,589
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 296,066	VOLT C LLC(b)(e) Series 2021-NPL9 Class A1 1.99%, 05/25/2051	$ 285,368
384,679	VOLT CVI LLC(b)(e) Series 2021-NP12 Class A1 2.73%, 12/26/2051	373,835
794,349	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	769,647
401,329	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	388,911
536,901	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	515,806
268,016	VOLT XCV LLC(b)(e) Series 2021-NPL4 Class A1 2.24%, 03/27/2051	258,633
243,350	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	236,954
553,676	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	535,418
424,566	WAVE Trust(b) Series 2017-1A ClassA 3.84%, 11/15/2042	400,041
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
129,263	3.88%, 03/15/2048	127,843
	Series 2021-1A Class A2I
337,450	2.37%, 06/15/2051	300,132
	Westlake Automobile Receivables Trust(b)
	Series 2021-1A Class D
785,000	1.23%, 04/15/2026	755,005
	Series 2021-2A Class D
345,000	1.23%, 12/15/2026	327,493
TOTAL ASSET-BACKED SECURITIES — 14.66% (Cost $99,827,105)		$95,374,636
BANK LOANS
321,742	84 Lumber Co(d) 3.70%, 11/13/2026 1-mo. LIBOR + 3.24%	319,329
122,647	Air Canada(d) 4.25%, 08/11/2028 1-mo. LIBOR + 3.80%	121,053
448,875	AIT Worldwide Logistics Inc(d) 5.50%, 04/06/2028 1-mo. LIBOR + 5.05%	444,526
827,198	Alliance Laundry Systems LLC(d) 4.25%, 10/08/2027 1-mo. LIBOR + 3.80%	816,513
89,550	Allied Universal Holdco LLC(d) 4.25%, 05/12/2028 1-mo. LIBOR + 3.80%	88,028

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 250,000	Amentum Government Services Holdings LLC(d) 4.50%, 02/15/2029 3-mo. LIBOR + 3.54%	$ 246,771
100,000	American Airlines Inc(d) 5.50%, 04/20/2028 1-mo. LIBOR + 5.05%	101,143
222,086	Anchor Glass Container Corp(d) 3.75%, 12/07/2023 1-mo. LIBOR + 3.30%	188,051
557,875	Apex Group Treasury LLC(d)(f) 4.76%, 07/27/2028 3-mo. LIBOR + 3.79%	552,994
380,000	Applied Systems Inc(d) 6.51%, 09/19/2025 3-mo. LIBOR + 5.54%	377,328
	Arcline FM Holdings LLC(d)
528,937	5.50%,06/23/2028 3-mo. LIBOR + 4.54%	521,334
140,000	9.00%,06/25/2029 3-mo. LIBOR + 8.04%	137,900
336,609	Aruba Investments Holdings LLC(d) 4.50%, 11/24/2027 1-mo. LIBOR + 4.05%	331,279
222,187	ASP Navigate Acquisition Corp(d) 5.50%, 10/06/2027 1-mo. LIBOR + 5.05%	216,911
353,514	Aston Finco SARL(d) 4.71%, 10/09/2026 1-mo. LIBOR + 4.26%	348,918
	Asurion LLC(d)
843,802	3.71%,07/31/2027 1-mo. LIBOR + 3.26%	832,199
285,000	5.70%,01/31/2028 1-mo. LIBOR + 5.25%	279,003
220,000	5.71%,01/20/2029 1-mo. LIBOR + 5.26%	214,940
	AthenaHealth Group Inc(d)
43,691	3.95%,01/27/2029 1-mo. LIBOR + 3.50%	43,173
257,779	3.95%,02/15/2029(f) 1-mo. LIBOR + 3.50%	254,718
802,697	Azalea TopCo Inc(d)(f) 4.50%, 07/24/2026 1-mo. LIBOR + 4.05%	794,670
482,883	Backyard Acquireco Inc(d) 4.76%, 11/02/2027 3-mo. LIBOR + 3.79%	479,563
689,086	Berlin Packaging LLC(d) 3.75%, 03/11/2028 3-mo. LIBOR + 2.79%	675,305
515,969	Blackhawk Network Holdings Inc(d) 3.21%, 06/15/2025 1-mo. LIBOR + 2.76%	505,650
	Boxer Parent Co Inc(d)
695,506	4.76%,10/02/2025 3-mo. LIBOR + 3.79%	691,159
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 155,000	6.00%,02/27/2026 1-mo. LIBOR + 5.55%	$ 153,159
838,575	Brookfield WEC Holdings Inc(d)(f) 3.25%, 08/01/2025 1-mo. LIBOR + 2.80%	822,470
776,204	Brown Group Holding LLC(d) 3.51%, 06/07/2028 3-mo. LIBOR + 2.54%	761,650
855,189	BWay Holding Co(d) 3.48%, 04/03/2024 1-mo. LIBOR + 3.03%	842,095
866,482	Caesars Resort Collection LLC(d) 3.21%, 12/23/2024 1-mo. LIBOR + 2.76%	860,705
734,429	Carlisle Foodservice Products Inc(d) 4.00%, 03/20/2025 1-mo. LIBOR + 3.55%	705,052
	Carnival Corp(d)
320,901	4.00%,10/18/2028 1-mo. LIBOR + 3.55%	312,879
117,900	4.00%,10/19/2028 1-mo. LIBOR + 3.55%	114,599
628,425	Chariot Buyer LLC(d) 3.95%, 11/03/2028 1-mo. LIBOR + 3.49%	619,627
366,266	Cinemark USA Inc(d)(f) 2.73%, 03/31/2025 3-mo. LIBOR + 1.77%	355,147
757,350	Citadel Securities LP(d) 2.93%, 02/02/2028 1-mo. LIBOR + 2.48%	752,211
318,788	CITGO Petroleum Corp(d) 7.25%, 03/28/2024 1-mo. LIBOR + 6.80%	317,274
291,417	Clarios Global LP(d) 3.46%, 04/30/2026 1-mo. LIBOR + 3.01%	287,501
285,000	Clydesdale Acquisition Holdings Inc(d)(f) 4.70%, 03/30/2029 1-mo. LIBOR + 4.25%	280,012
361,350	CNT Holdings I Corp(d) 4.25%, 11/08/2027 1-mo. LIBOR + 3.80%	358,911
588,525	ConnectWise LLC(d)(f) 4.00%, 09/29/2028 1-mo. LIBOR + 3.55%	583,817
196,351	Consolidated Communications Inc(d) 4.25%, 10/02/2027 1-mo. LIBOR + 3.80%	183,490
861,808	Cooper-Standard Automotive Inc(d) 2.75%, 11/02/2023 1-mo. LIBOR + 2.30%	794,556
560,000	Covia Holdings LLC(d) 5.00%, 07/31/2026 1-mo. LIBOR + 4.55%	549,150

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 490,050	CPC Acquisition Corp(d) 4.50%, 12/29/2027 3-mo. LIBOR + 3.54%	$ 477,799
360,000	Davis Standard LLC(d) 6.76%, 12/08/2028 3-mo. LIBOR + 5.79%	349,200
	DexKo Global Inc(d)
25,000	4.72%,10/04/2028 3-mo. LIBOR + 3.76%	24,427
140,000	4.72%,10/05/2028 3-mo. LIBOR + 3.76%	136,792
307,685	DG Investment Intermediate Holdings 2 Inc(d) 4.25%, 03/31/2028 1-mo. LIBOR + 3.80%	304,223
847,875	Diamond BC BV(d) 3.25%, 09/29/2028 1-mo. LIBOR + 2.80%	829,328
688,871	DIRECTV Financing LLC(d)(f) 5.75%, 08/02/2027 1-mo. LIBOR + 5.30%	687,292
513,712	Dotdash Meredith Inc(d) 4.50%, 12/01/2028 1-mo. LIBOR + 4.05%	509,003
	Dun & Bradstreet Corp(d)
900,858	3.70%,02/06/2026 1-mo. LIBOR + 3.25%	891,849
75,000	3.56%,01/18/2029 1-mo. LIBOR + 3.11%	74,250
256,750	DXP Enterprises Inc(d) 5.75%, 12/23/2027 1-mo. LIBOR + 5.30%	253,969
93,400	ECL Entertainment LLC(d) 8.25%, 05/01/2028 1-mo. LIBOR + 7.80%	93,750
281,541	Envision Healthcare Corp(d) 4.21%, 10/10/2025 1-mo. LIBOR + 3.76%	187,426
822,362	Epicor Software Corp(d) 4.00%, 07/30/2027 1-mo. LIBOR + 3.55%	814,980
295,000	Fertitta Entertainment LLC(d)(f) 4.50%, 01/26/2029 1-mo. LIBOR + 4.05%	292,955
	Filtration Group Corp(d)
793,465	3.95%,03/31/2025(f) 1-mo. LIBOR + 3.49%	780,902
149,625	3.95%,10/21/2028 1-mo. LIBOR + 3.49%	147,792
308,798	Froneri US Inc(d) 2.71%, 01/29/2027 1-mo. LIBOR + 2.26%	302,776
459,571	Gainwell Acquisition Corp(d) 5.01%, 10/01/2027 3-mo. LIBOR + 4.04%	456,124
185,000	Garda World Security Corp(d) 4.71%, 10/30/2026 1-mo. LIBOR + 4.26%	182,996
	Generation Bridge II LLC(d)
21,695	6.01%,02/23/2029 3-mo. LIBOR + 5.04%	21,641
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 176,274	6.01%,02/24/2029 3-mo. LIBOR + 5.04%	$ 175,834
668,250	Grab Holdings Inc(d) 5.50%, 01/29/2026 3-mo. LIBOR + 4.54%	651,544
477,752	Great Outdoors Group LLC(d) 4.50%, 03/06/2028 1-mo. LIBOR + 4.05%	475,364
346,500	Greeneden Holdings II LLC(d) 4.98%, 12/01/2027 1-mo. LIBOR + 4.53%	345,706
398,925	Hamilton Projects Acquiror LLC(d) 3.95%, 06/17/2027 1-mo. LIBOR + 3.50%	390,614
508,233	Harbor Freight Tools USA Inc(d)(f) 3.25%, 10/19/2027 1-mo. LIBOR + 2.80%	496,798
532,325	Heartland Dental LLC(d) 4.45%, 04/30/2025 1-mo. LIBOR + 3.99%	531,660
715,320	Herens Holdco SARL(d)(f) 4.75%, 07/03/2028 3-mo. LIBOR + 3.79%	697,437
	Hertz Corp(d)
81,318	4.05%,06/14/2028 1-mo. LIBOR + 3.60%	80,606
429,325	4.05%,06/30/2028 1-mo. LIBOR + 3.60%	425,568
340,257	H-Food Holdings LLC(d) 4.14%, 05/23/2025 1-mo. LIBOR + 3.69%	327,011
240,732	Hoya Midco LLC(d) 3.75%, 02/02/2029 3-mo. LIBOR + 2.79%	236,519
274,866	Hunter Holdco 3 Ltd(d) 4.69%, 08/19/2028 1-mo. LIBOR + 4.24%	273,320
989,344	Hyland Software Inc(d)(f) 4.25%, 07/01/2024 1-mo. LIBOR + 3.80%	983,160
	Icebox Holdco III Inc(d)
63,429	4.30%,12/22/2028 1-mo. LIBOR + 3.85%	62,477
306,571	4.76%,12/22/2028(f) 3-mo. LIBOR + 3.79%	301,973
835,243	Ineos US Finance LLC(d)(f) 7.16%, 04/01/2024 3-mo. LIBOR + 6.20%	820,104
	Infinite Bidco LLC(d)
481,362	4.25%,03/02/2028 1-mo. LIBOR + 3.80%	472,939
185,000	7.51%,03/02/2029 1-mo. LIBOR + 7.06%	184,538
392,000	Innophos Holdings Inc(d) 4.21%, 02/05/2027 1-mo. LIBOR + 3.76%	389,305
457,700	J&J Ventures Gaming LLC(d) 4.75%, 04/26/2028 1-mo. LIBOR + 4.30%	452,551

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 179,110	Jazz Financing SARL(d) 3.96%, 05/05/2028 1-mo. LIBOR + 3.51%	$ 178,338
	KKR Apple Bidco LLC(d)
505,000	3.50%,09/22/2028 1-mo. LIBOR + 3.05%	497,636
35,000	6.25%,09/21/2029 1-mo. LIBOR + 5.80%	34,694
638,550	Klockner Pentaplast of America Inc(d) 5.55%, 02/12/2026 3-mo. LIBOR + 4.59%	574,695
40,000	Landry's Finance Acquisition Co(d) 13.00%, 10/04/2023 1-mo. LIBOR + 12.55%	42,400
179,100	LaserShip Inc(d) 5.25%, 05/08/2028 3-mo. LIBOR + 4.29%	174,846
606,707	LifePoint Health Inc(d) 4.20%, 11/16/2025 1-mo. LIBOR + 3.75%	602,325
	Lightstone HoldCo LLC(d)
885,080	4.75%,01/29/2024 1-mo. LIBOR + 4.30%	793,474
49,920	4.75%,01/30/2024 1-mo. LIBOR + 4.30%	44,753
330,000	Lucid Energy Group II(d) 4.80%, 02/18/2025 1-mo. LIBOR + 4.35%	327,937
344,138	Magenta Buyer LLC(d) 5.75%, 07/27/2028 1-mo. LIBOR + 5.30%	340,589
368,150	Mavis Tire Express Services Topco Corp(d) 4.75%, 05/04/2028 1-mo. LIBOR + 4.30%	364,929
438,900	McGraw-Hill Education Inc(d) 5.25%, 07/28/2028 1-mo. LIBOR + 4.80%	434,054
496,172	Medallion Midland Acquisition LP(d) 4.50%, 10/18/2028 1-mo. LIBOR + 4.05%	490,466
150,000	Medline Borrower LP(d)(f) 3.75%, 10/23/2028 1-mo. LIBOR + 3.30%	148,329
322,563	Michaels Cos Inc(d) 5.26%, 04/15/2028 3-mo. LIBOR + 4.29%	300,655
510,000	Mileage Plus Holdings Inc(d) 6.25%, 06/21/2027 3-mo. LIBOR + 5.29%	529,125
290,000	NAB Holdings LLC(d) 3.80%, 11/23/2028 3-mo. LIBOR + 2.84%	285,287
828,737	One Call Corp(d) 6.25%, 04/22/2027 1-mo. LIBOR + 5.80%	766,582
520,000	Oryx Midstream Services Permian Basin LLC(d) 3.75%, 10/05/2028 1-mo. LIBOR + 3.30%	515,125
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 555,619	Packaging Coordinators Midco Inc(d) 4.76%, 11/30/2027 3-mo. LIBOR + 3.79%	$ 544,903
158,549	PAI Holdco Inc(d) 4.25%, 10/28/2027 1-mo. LIBOR + 3.80%	156,766
917,662	Parfums Holding Co Inc(d) 4.46%, 06/30/2024 1-mo. LIBOR + 4.01%	905,427
769,045	Peraton Corp(d) 4.20%, 02/01/2028 1-mo. LIBOR + 3.75%	761,080
353,225	PetsMart LLC(d) 4.50%, 02/11/2028 1-mo. LIBOR + 4.05%	351,282
	PetVet Care Centers LLC(d)
130,296	3.71%,02/14/2025 1-mo. LIBOR + 3.26%	128,016
483,059	4.25%,02/14/2025(f) 1-mo. LIBOR + 3.80%	479,436
	Phoenix Guarantor Inc(d)
514,686	3.95%,03/05/2026 1-mo. LIBOR + 3.49%	496,243
570,129	3.95%,03/06/2026 1-mo. LIBOR + 3.49%	563,092
190,000	Phoenix Newco Inc(d) 3.99%, 11/15/2028 1-mo. LIBOR + 3.54%	188,338
1,180,690	Playa Resorts Holding BV(d)(f) 3.75%, 04/29/2024 1-mo. LIBOR + 3.30%	1,154,125
377,150	Pluto Acquisition I Inc(d) 4.55%, 06/22/2026 1-mo. LIBOR + 4.10%	371,493
897,393	Pods LLC(d)(f) 3.75%, 03/31/2028 1-mo. LIBOR + 3.30%	886,624
523,327	Precision Medicine Group LLC(d) 3.75%, 11/18/2027 3-mo. LIBOR + 2.79%	512,425
485,100	Project Ruby Ultimate Parent Corp(d) 4.00%, 03/10/2028 1-mo. LIBOR + 3.55%	479,036
535,000	Proofpoint Inc(d) 3.76%, 08/31/2028 1-mo. LIBOR + 3.31%	528,563
	Pug LLC(d)
635,375	3.96%,02/12/2027 1-mo. LIBOR + 3.51%	621,873
348,250	4.75%,02/12/2027 1-mo. LIBOR + 4.30%	345,638
390,000	Quest Software US Holdings Inc(d) 4.75%, 02/01/2029 1-mo. LIBOR + 4.30%	383,523
720,000	Quikrete Holdings Inc(d)(f) 3.46%, 06/09/2028 1-mo. LIBOR + 3.01%	705,600

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 160,000	Raptor Acquisition Corp(d) 4.93%, 11/01/2026 3-mo. LIBOR + 3.97%	$ 158,800
751,225	Realpage Inc(d) 3.75%, 04/24/2028 1-mo. LIBOR + 3.30%	742,116
263,013	Rising Tide Holdings Inc(d) 5.21%, 06/01/2028 1-mo. LIBOR + 4.75%	253,807
130,000	Safe Fleet Holdings LLC(d) 4.27%, 02/23/2029 1-mo. LIBOR + 3.82%	128,050
120,000	Scientific Games Holdings LP(d)(f) 3.95%, 02/04/2029 1-mo. LIBOR + 3.50%	118,725
171,823	Securus Technologies Holdings Inc(d) 5.51%, 11/01/2024 3-mo. LIBOR + 4.54%	162,373
	Sedgwick Claims Management Services Inc(d)
170,000	3.57%,12/31/2025(f) 3-mo. LIBOR + 2.60%	168,088
696,405	3.96%,09/03/2026 1-mo. LIBOR + 3.51%	691,431
492,894	Shearers Foods(d) 4.25%, 09/23/2027 1-mo. LIBOR + 3.80%	477,799
	Sophia LP(d)
519,287	3.88%,10/07/2027 3-mo. LIBOR + 2.92%	513,283
203,699	4.70%,10/07/2027(f) 3-mo. LIBOR + 3.73%	201,407
665,002	Southern Veterinary Partners LLC(d)(f) 5.00%, 10/05/2027 3-mo. LIBOR + 4.04%	660,846
335,630	Spectrum Holdings III Corp(d) 4.25%, 01/31/2025 3-mo. LIBOR + 3.29%	321,869
	SRS Distribution Inc(d)
55,000	4.00%,06/02/2028 1-mo. LIBOR + 3.55%	54,003
228,850	4.00%,06/03/2028 1-mo. LIBOR + 3.55%	225,131
556,316	St. George's University Scholastic Services LLC(d)(f) 3.75%, 02/10/2029 1-mo. LIBOR + 3.30%	548,203
461,775	Star US Bidco LLC(d) 5.25%, 03/17/2027 3-mo. LIBOR + 4.29%	456,291
242,550	Sunshine Luxembourg VII SARL(d) 4.76%, 10/01/2026 3-mo. LIBOR + 3.79%	240,655
420,750	Surgery Center Holdings Inc(d) 4.50%, 08/31/2026 1-mo. LIBOR + 4.05%	416,834
361,196	Sweetwater Borrower LLC(d) 5.50%, 08/07/2028 1-mo. LIBOR + 5.05%	358,035
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Transdigm Inc(d)
$ 287,063	2.71%,05/30/2025 1-mo. LIBOR + 2.26%	$ 281,601
242,678	2.71%,12/09/2025 1-mo. LIBOR + 2.26%	238,052
870,534	Traverse Midstream Partners LLC(d) 5.25%, 09/27/2024 1-mo. LIBOR + 4.80%	865,818
654,871	TricorBraun Inc(d) 3.75%, 03/03/2028 1-mo. LIBOR + 3.30%	636,862
521,063	Triton Water Holdings Inc(d) 4.51%, 03/31/2028 3-mo. LIBOR + 3.54%	507,711
372,559	Truck Hero Inc(d) 4.00%, 01/31/2028 1-mo. LIBOR + 3.55%	360,451
944,894	UFC Holdings LLC(d)(f) 3.50%, 04/29/2026 3-mo. LIBOR + 2.54%	933,870
	UKG Inc(d)
905,329	3.75%,05/04/2026(f) 1-mo. LIBOR + 3.30%	897,084
25,000	5.75%,05/03/2027 1-mo. LIBOR + 5.30%	24,776
253,320	United AirLines Inc(d) 4.50%, 04/21/2028 1-mo. LIBOR + 4.05%	249,927
379,631	Upstream Newco Inc(d) 4.68%, 11/20/2026 1-mo. LIBOR + 4.23%	375,202
872,308	Viant Medical Holdings Inc(d)(f) 4.21%, 07/02/2025 1-mo. LIBOR + 3.76%	819,533
521,184	Waystar Technologies Inc(d) 4.80%, 10/22/2026 1-mo. LIBOR + 4.35%	519,229
864,781	Weld North Education LLC(d) 4.20%, 12/21/2027 1-mo. LIBOR + 3.75%	855,412
485,947	William Morris Endeavor Entertainment LLC(d) 2.96%, 05/18/2025 1-mo. LIBOR + 2.51%	477,039
474,167	Zep Inc(d) 5.00%, 08/12/2024 6-mo. LIBOR + 3.53%	445,717
TOTAL BANK LOANS — 10.64% (Cost $69,887,402)		$69,227,017
CORPORATE BONDS AND NOTES
Basic Materials — 2.88%
500,000	Allegheny Technologies Inc 5.88%, 12/01/2027	499,647
200,000	Alpek SAB de CV(b) 3.25%, 02/25/2031	182,250
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	562,160
400,000	2.88%, 03/17/2031	368,641

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 590,000	ArcelorMittal SA 6.75%, 03/01/2041	$ 697,763
525,000	Ashland LLC(b) 3.38%, 09/01/2031	463,312
520,000	Barrick Gold Corp 5.80%, 11/15/2034	577,767
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	580,674
400,000	5.88%, 01/31/2050	396,800
640,000	Chemours Co(b)(g) 5.75%, 11/15/2028	621,837
575,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	603,750
590,000	Eldorado Gold Corp(b) 6.25%, 09/01/2029	593,687
	First Quantum Minerals Ltd(b)
200,000	7.25%, 04/01/2023	199,652
800,000	7.50%, 04/01/2025	812,000
200,000	6.88%, 03/01/2026	205,570
285,000	6.88%, 10/15/2027	298,537
170,000	FMC Corp 3.45%, 10/01/2029	166,987
550,000	FMG Resources Ltd(b) 4.38%, 04/01/2031	520,245
	Freeport-McMoRan Inc
295,000	4.13%, 03/01/2028	294,696
155,000	4.38%, 08/01/2028	155,718
200,000	4.25%, 03/01/2030	201,334
110,000	4.63%, 08/01/2030(g)	112,475
460,000	5.40%, 11/14/2034	510,623
815,000	5.45%, 03/15/2043	912,670
290,000	Glatfelter Corp(b) 4.75%, 11/15/2029	245,775
	Glencore Funding LLC(b)
1,945,000	4.88%, 03/12/2029	2,046,738
165,000	2.85%, 04/27/2031	150,675
270,000	INEOS Quattro Finance 2 PLC(b) 3.38%, 01/15/2026	251,384
625,000	International Flavors & Fragrances Inc(b) 2.30%, 11/01/2030	557,916
740,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	718,917
310,000	Newcrest Finance Property Ltd(b) 3.25%, 05/13/2030	296,456
165,000	Novelis Corp(b) 4.75%, 01/30/2030	160,193
645,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	570,819
100,000	Reliance Steel & Aluminum Co 2.15%, 08/15/2030	89,640
	SPCM SA(b)
200,000	3.13%, 03/15/2027	184,000
200,000	3.38%, 03/15/2030	175,580
	Suzano Austria GmbH
350,000	2.50%, 09/15/2028	315,822
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 555,000	3.75%, 01/15/2031	$ 522,532
890,000	Taseko Mines Ltd(b)(g) 7.00%, 02/15/2026	916,477
545,000	Teck Resources Ltd 6.13%, 10/01/2035	643,441
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	100,538
245,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	229,100
		18,714,798
Communications — 6.32%
420,000	Altice France Holding SA(b)(g) 6.00%, 02/15/2028	362,250
200,000	Altice France SA(b) 5.13%, 01/15/2029	179,166
305,000	AMC Networks Inc 4.25%, 02/15/2029	284,624
355,000	Bharti Airtel Ltd(b) 3.25%, 06/03/2031	328,096
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	193,000
570,000	Cable Onda SA(b) 4.50%, 01/30/2030	556,035
	CCO Holdings LLC / CCO Holdings Capital Corp
60,000	5.38%, 06/01/2029(b)	60,000
775,000	4.75%, 03/01/2030(b)	744,186
575,000	4.50%, 08/15/2030(b)	539,518
970,000	4.25%, 02/01/2031(b)	880,275
90,000	4.75%, 02/01/2032(b)	83,812
45,000	4.50%, 05/01/2032	41,162
1,010,000	4.25%, 01/15/2034(b)	877,180
	Charter Communications Operating LLC / Charter Communications Operating Capital
765,000	5.13%, 07/01/2049	758,940
2,435,000	4.80%, 03/01/2050	2,313,030
740,000	4.40%, 12/01/2061	644,151
880,000	3.95%, 06/30/2062	711,623
730,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	722,109
	CommScope Inc(b)
530,000	7.13%, 07/01/2028(g)	478,789
735,000	4.75%, 09/01/2029	676,942
215,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	186,744
	CSC Holdings LLC(b)
680,000	5.38%, 02/01/2028	659,981
710,000	5.75%, 01/15/2030	631,900
2,435,000	4.63%, 12/01/2030	2,036,366
690,000	CT Trust(b) 5.13%, 02/03/2032	689,310
	DISH DBS Corp
525,000	7.75%, 07/01/2026	521,587
1,505,000	5.25%, 12/01/2026(b)	1,433,512

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 495,000	5.13%, 06/01/2029	$ 421,537
	Expedia Group Inc
75,000	4.63%, 08/01/2027	77,906
400,000	3.80%, 02/15/2028	397,879
815,000	3.25%, 02/15/2030	775,779
300,000	2.95%, 03/15/2031	277,754
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	551,682
	iHeartCommunications Inc
370,000	8.38%, 05/01/2027	382,561
400,000	5.25%, 08/15/2027(b)	395,500
200,000	4.75%, 01/15/2028(b)	191,000
	Lamar Media Corp
70,000	3.75%, 02/15/2028	66,468
70,000	4.00%, 02/15/2030	66,588
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	84,720
390,000	4.25%, 07/01/2028	358,023
280,000	3.63%, 01/15/2029	245,000
600,000	McGraw-Hill Education Inc(b) 8.00%, 08/01/2029	567,060
460,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	436,742
	Motorola Solutions Inc
377,000	4.60%, 02/23/2028	387,617
175,000	4.60%, 05/23/2029	181,979
	Netflix Inc
210,000	4.88%, 04/15/2028	220,239
490,000	5.88%, 11/15/2028	540,127
395,000	6.38%, 05/15/2029	446,658
100,000	5.38%, 11/15/2029(b)	108,250
1,215,000	4.88%, 06/15/2030(b)(g)	1,296,040
460,000	Nexstar Media Inc(b)(g) 4.75%, 11/01/2028	445,625
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc(b)
130,000	4.75%, 04/30/2027	123,435
75,000	6.00%, 02/15/2028(g)	65,835
315,000	10.75%, 06/01/2028	328,391
	Paramount Global
120,000	4.20%, 06/01/2029	121,364
605,000	4.95%, 01/15/2031	643,103
555,000	Plantronics Inc(b) 4.75%, 03/01/2029	571,572
25,000	Sirius XM Radio Inc(b) 5.50%, 07/01/2029	25,375
	SoftBank Group Corp
400,000	4.63%, 07/06/2028	357,340
200,000	5.25%, 07/06/2031	179,856
70,000	Sprint Capital Corp 6.88%, 11/15/2028	81,108
535,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	563,352
330,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	161,538
Principal Amount(a)		Fair Value
Communications — (continued)
	Time Warner Cable LLC
$ 35,000	5.88%, 11/15/2040	$ 37,615
235,000	5.50%, 09/01/2041	243,949
245,000	4.50%, 09/15/2042	226,605
	T-Mobile USA Inc
110,000	2.40%, 03/15/2029(b)	100,729
1,590,000	3.38%, 04/15/2029	1,512,297
1,915,000	3.88%, 04/15/2030	1,922,352
1,220,000	3.50%, 04/15/2031(g)	1,147,996
195,000	2.70%, 03/15/2032(b)	177,390
395,000	Twitter Inc(b) 3.88%, 12/15/2027	383,644
	Uber Technologies Inc(b)
560,000	8.00%, 11/01/2026	595,112
335,000	7.50%, 09/15/2027	357,197
3,955,000	4.50%, 08/15/2029	3,707,812
475,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	448,635
525,000	VZ Secured Financing BV(b) 5.00%, 01/15/2032	490,875
		41,091,499
Consumer, Cyclical — 5.79%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	113,704
210,000	4.38%, 01/15/2028	201,600
150,000	4.00%, 10/15/2030	135,305
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	403,682
405,000	American Airlines Group Inc(b)(g) 5.00%, 06/01/2022	404,838
530,000	American Airlines Inc(b) 11.75%, 07/15/2025	618,770
	American Airlines Inc / AAdvantage Loyalty IP Ltd(b)
155,000	5.50%, 04/20/2026	156,163
175,000	5.75%, 04/20/2029	174,344
	American Airlines Pass Through Trust
	Series 2016-1 Class B
645,567	5.25%, 01/15/2024	629,782
	Series 2017-2 Class B
332,756	3.70%, 10/15/2025	312,624
	Series 2016-3 Class B
924,446	3.75%, 10/15/2025	849,694
445,000	Aston Martin Capital Holdings Ltd(b) 10.50%, 11/30/2025	467,833
	At Home Group Inc(b)
115,000	4.88%, 07/15/2028	102,350
560,000	7.13%, 07/15/2029	484,400
140,000	AutoNation Inc 4.75%, 06/01/2030	145,919
515,000	BCPE Ulysses Intermediate Inc(b)(h) 7.75%, 04/01/2027 PIK rate, 8.50%	467,362

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 355,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	$ 330,150
255,679	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	242,144
377,000	Brunswick Corp 2.40%, 08/18/2031	319,285
	Caesars Entertainment Inc(b)
180,000	6.25%, 07/01/2025	185,839
170,000	8.13%, 07/01/2027(g)	182,147
	Carnival Corp(b)
805,000	7.63%, 03/01/2026	810,257
655,000	5.75%, 03/01/2027	624,651
255,000	6.00%, 05/01/2029	240,297
	Carvana Co(b)
725,000	5.63%, 10/01/2025	683,675
335,000	5.88%, 10/01/2028(g)	298,317
340,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	352,750
465,000	Cooper-Standard Automotive Inc(b) 13.00%, 06/01/2024	474,351
609,000	Dick's Sporting Goods Inc(g) 3.15%, 01/15/2032	558,286
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,155,651
345,000	Dornoch Debt Merger Sub Inc(b)(g) 6.63%, 10/15/2029	299,967
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	190,346
	Ferrellgas LP / Ferrellgas Finance Corp(b)
180,000	5.38%, 04/01/2026	169,967
215,000	5.88%, 04/01/2029	198,439
	Ford Motor Co
1,874,000	3.25%, 02/12/2032	1,673,726
180,000	4.75%, 01/15/2043	163,487
	Ford Motor Credit Co LLC
370,000	4.13%, 08/17/2027	361,656
400,000	3.63%, 06/17/2031	361,310
	General Motors Co
90,000	5.20%, 04/01/2045	91,096
950,000	5.40%, 04/01/2048	998,784
810,000	5.95%, 04/01/2049	900,149
	General Motors Financial Co Inc(i)
50,000	5.70%, Perpetual	52,385
30,000	5.75%, Perpetual	29,925
765,000	Genm Capital Labuan Ltd(b) 3.88%, 04/19/2031	666,910
765,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	742,696
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	486,031
140,000	3.63%, 02/15/2032	127,050
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
$ 785,000	5.00%, 06/01/2029	$ 749,122
105,000	4.88%, 07/01/2031	97,550
50,000	Hyatt Hotels Corp 5.38%, 04/23/2025	52,485
475,000	Jacobs Entertainment Inc(b) 6.75%, 02/15/2029	477,365
315,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	295,048
505,000	Lindblad Expeditions LLC(b)(g) 6.75%, 02/15/2027	506,262
640,000	M/I Homes Inc 4.95%, 02/01/2028	603,200
	Magallanes Inc(b)
215,000	4.05%, 03/15/2029	216,066
330,000	4.28%, 03/15/2032	331,468
	Marriott International Inc
190,000	4.63%, 06/15/2030	196,781
305,000	2.85%, 04/15/2031	278,371
255,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	240,337
760,000	Mclaren Finance PLC(b) 7.50%, 08/01/2026	746,130
700,000	Mohegan Gaming & Entertainment(b) 8.00%, 02/01/2026	695,625
140,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	127,750
	NCL Corp Ltd(b)
375,000	5.88%, 03/15/2026	356,310
350,000	5.88%, 02/15/2027	344,750
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	129,828
755,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	775,385
205,000	Penn National Gaming Inc(b) 4.13%, 07/01/2029	183,516
300,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	309,750
755,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp(b) 5.63%, 09/01/2029	648,885
	PulteGroup Inc
415,000	7.88%, 06/15/2032	536,110
415,000	6.38%, 05/15/2033	482,365
1,200,000	6.00%, 02/15/2035	1,350,714
	Royal Caribbean Cruises Ltd(b)
80,000	4.25%, 07/01/2026	74,415
10,000	5.38%, 07/15/2027	9,608
780,000	5.50%, 04/01/2028	743,582

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 55,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(b) 6.63%, 03/01/2030	$ 54,218
	Scientific Games International Inc(b)
345,000	8.25%, 03/15/2026	359,231
950,000	7.00%, 05/15/2028	984,670
15,000	7.25%, 11/15/2029	15,713
490,000	SeaWorld Parks & Entertainment Inc(b) 5.25%, 08/15/2029	467,333
465,000	Station Casinos LLC(b) 4.50%, 02/15/2028	441,046
170,000	Tapestry Inc 3.05%, 03/15/2032	154,492
640,000	Tenneco Inc(b) 5.13%, 04/15/2029	636,013
	Travel + Leisure Co
180,000	6.63%, 07/31/2026(b)	187,650
50,000	6.00%, 04/01/2027	51,500
540,000	4.50%, 12/01/2029(b)	500,753
395,000	4.63%, 03/01/2030(b)	367,350
200,000	Tupy Overseas SA(b) 4.50%, 02/16/2031	176,002
430,000	Under Armour Inc 3.25%, 06/15/2026	416,025
	US Airways Pass Through Trust
	Series 2011-1 Class A
134,801	7.13%, 10/22/2023	137,503
	Series 2012-1 Class A
321,107	5.90%, 10/01/2024	331,776
	Yum! Brands Inc
450,000	4.75%, 01/15/2030(b)	441,281
555,000	3.63%, 03/15/2031	506,073
255,000	4.63%, 01/31/2032	246,659
		37,674,160
Consumer, Non-Cyclical — 5.00%
525,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	511,437
535,000	Akumin Inc(b) 7.00%, 11/01/2025	444,050
190,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 3.25%, 03/15/2026	179,554
	Allied Universal Holdco LLC / Allied Universal Finance Corp(b)
675,000	6.63%, 07/15/2026	682,985
200,000	6.00%, 06/01/2029	176,433
650,000	Ashtead Capital Inc(b) 4.38%, 08/15/2027	658,138
645,000	Avantor Funding Inc(b) 3.88%, 11/01/2029	606,300
620,000	BAT Capital Corp 4.91%, 04/02/2030	638,630
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 180,000	Bausch Health Americas Inc(b)(g) 9.25%, 04/01/2026	$ 184,349
	Bausch Health Cos Inc(b)
55,000	6.13%, 02/01/2027	55,349
700,000	7.00%, 01/15/2028	626,696
245,000	5.00%, 01/30/2028	201,775
125,000	4.88%, 06/01/2028	119,688
25,000	5.00%, 02/15/2029	19,475
30,000	6.25%, 02/15/2029	24,600
200,000	5.25%, 01/30/2030	157,108
635,000	5.25%, 02/15/2031(g)	494,259
225,000	Bio-Rad Laboratories Inc 3.70%, 03/15/2032	222,344
350,000	Block Inc(b)(g) 3.50%, 06/01/2031	320,250
510,000	Carriage Services Inc(b) 4.25%, 05/15/2029	475,024
185,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	168,149
	Centene Corp
60,000	4.63%, 12/15/2029	60,485
260,000	3.00%, 10/15/2030	238,802
1,165,000	2.50%, 03/01/2031	1,028,147
510,000	2.63%, 08/01/2031	453,900
350,000	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL(b) 5.25%, 04/27/2029	348,250
	Charles River Laboratories International Inc(b)
115,000	3.75%, 03/15/2029	108,465
120,000	4.00%, 03/15/2031	112,650
775,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	749,805
	CHS / Community Health Systems Inc(b)
415,000	6.88%, 04/15/2029	407,737
415,000	6.13%, 04/01/2030	386,145
515,000	5.25%, 05/15/2030	494,292
630,000	4.75%, 02/15/2031	595,350
767,000	CoStar Group Inc(b) 2.80%, 07/15/2030	701,015
275,000	Deluxe Corp(b) 8.00%, 06/01/2029	279,315
	Encompass Health Corp
510,000	4.50%, 02/01/2028	499,800
75,000	4.75%, 02/01/2030	72,000
305,000	Endo Luxembourg Finance Co I SARL / Endo US Inc(b) 6.13%, 04/01/2029	278,312
360,000	Gartner Inc(b) 3.75%, 10/01/2030	337,950
	HCA Inc
200,000	7.50%, 12/15/2023	213,000
310,000	7.05%, 12/01/2027	348,363
570,000	4.13%, 06/15/2029	581,003

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 440,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	$ 385,955
860,000	Hologic Inc(b) 3.25%, 02/15/2029	803,042
395,000	Illumina Inc 2.55%, 03/23/2031	359,015
200,000	Jazz Securities Designated Activity Co(b) 4.38%, 01/15/2029	193,750
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b)
260,000	3.00%, 02/02/2029	240,500
275,000	3.75%, 12/01/2031	255,265
	Kraft Heinz Foods Co
140,000	5.00%, 06/04/2042	149,534
695,000	5.20%, 07/15/2045	752,337
970,000	4.38%, 06/01/2046	958,011
1,005,000	4.88%, 10/01/2049	1,058,898
210,000	Lannett Co Inc(b) 7.75%, 04/15/2026	113,925
10,000	Legacy LifePoint Health LLC(b) 6.75%, 04/15/2025	10,332
360,000	Metis Merger Sub LLC(b) 6.50%, 05/15/2029	338,778
785,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	746,496
365,000	Natura Cosmeticos SA(b)(g) 4.13%, 05/03/2028	351,404
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b)
206,000	7.38%, 06/01/2025	212,180
91,000	7.25%, 02/01/2028	93,730
360,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	335,934
	Pilgrim's Pride Corp(b)
45,000	4.25%, 04/15/2031	41,625
805,000	3.50%, 03/01/2032	702,753
85,000	Prime Healthcare Services Inc(b) 7.25%, 11/01/2025	87,124
60,000	Sabre Global Inc(b) 9.25%, 04/15/2025	66,518
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	90,756
720,000	Surgery Center Holdings Inc(b)(g) 6.75%, 07/01/2025	717,300
570,000	Team Health Holdings Inc(b)(g) 6.38%, 02/01/2025	511,575
	Tenet Healthcare Corp(b)
140,000	4.88%, 01/01/2026	141,225
105,000	6.25%, 02/01/2027	107,792
160,000	6.13%, 10/01/2028	162,600
1,140,000	Terminix Co LLC 7.45%, 08/15/2027	1,290,480
	Teva Pharmaceutical Finance Netherlands III BV
1,445,000	3.15%, 10/01/2026	1,308,289
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 210,000	4.75%, 05/09/2027	$ 201,590
2,550,000	4.10%, 10/01/2046	2,001,750
545,000	TriNet Group Inc(b) 3.50%, 03/01/2029	500,719
845,000	Turning Point Brands Inc(b) 5.63%, 02/15/2026	819,650
155,000	United Rentals North America Inc 4.00%, 07/15/2030	148,231
585,000	Universal Health Services Inc(b) 2.65%, 01/15/2032	525,739
530,000	Vector Group Ltd(b) 5.75%, 02/01/2029	482,708
		32,528,889
Energy — 6.80%
	Aker BP ASA(b)
615,000	3.75%, 01/15/2030	601,786
730,000	4.00%, 01/15/2031	727,249
835,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	832,912
565,524	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	616,352
815,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	832,319
	Antero Resources Corp(b)
165,000	8.38%, 07/15/2026	181,913
158,000	7.63%, 02/01/2029	170,787
205,000	5.38%, 03/01/2030	209,356
615,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	646,057
585,000	BP Capital Markets PLC(i) 4.88%, Perpetual	586,462
	Callon Petroleum Co
368,493	6.13%, 10/01/2024	366,651
25,000	8.00%, 08/01/2028(b)(g)	26,354
500,000	Calumet Specialty Products Partners LP / Calumet Finance Corp(b) 8.13%, 01/15/2027	465,000
	Cheniere Corpus Christi Holdings LLC
635,000	5.13%, 06/30/2027	676,864
1,035,000	3.70%, 11/15/2029	1,031,771
435,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	437,719
	Continental Resources Inc
95,000	3.80%, 06/01/2024	95,348
300,000	4.38%, 01/15/2028	304,140
995,000	5.75%, 01/15/2031(b)	1,088,331
125,000	2.88%, 04/01/2032(b)	111,469
489,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	523,841

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	CrownRock LP / CrownRock Finance Inc(b)
$ 550,000	5.63%, 10/15/2025	$ 560,579
310,000	5.00%, 05/01/2029	310,000
780,000	CSI Compressco LP / CSI Compressco Finance Inc(b) 7.50%, 04/01/2025	768,300
	DCP Midstream Operating LP
5,000	5.13%, 05/15/2029	5,142
815,000	3.25%, 02/15/2032	733,500
395,000	6.45%, 11/03/2036(b)	455,139
250,000	Diamondback Energy Inc 3.13%, 03/24/2031	238,763
1,285,000	Ecopetrol SA 4.63%, 11/02/2031	1,162,925
	Energean Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	346,140
470,000	5.88%, 03/30/2031	447,557
	Energy Transfer LP
715,000	6.50%, Perpetual(i)	702,702
110,000	3.75%, 05/15/2030(g)	108,213
315,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	313,907
	EQT Corp
50,000	3.13%, 05/15/2026(b)	48,564
140,000	3.90%, 10/01/2027	139,595
135,000	5.00%, 01/15/2029	139,366
505,000	3.63%, 05/15/2031(b)	482,275
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	72,236
360,000	Hess Corp 5.60%, 02/15/2041	404,513
165,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	155,694
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
665,000	5.75%, 02/01/2029	665,399
390,000	6.00%, 02/01/2031	390,975
655,000	HollyFrontier Corp 5.88%, 04/01/2026	681,947
320,000	International Petroleum Corp(b) 7.25%, 02/01/2027	314,400
545,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	521,870
590,000	Kinder Morgan Inc 7.75%, 01/15/2032	760,330
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	258,748
	Lundin Energy Finance BV(b)
1,230,000	2.00%, 07/15/2026	1,145,336
380,000	3.10%, 07/15/2031	351,911
460,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	468,579
130,000	Nabors Industries Inc(b) 7.38%, 05/15/2027	135,038
385,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	385,000
Principal Amount(a)		Fair Value
Energy — (continued)
$ 440,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	$ 438,128
	Occidental Petroleum Corp
20,000	5.50%, 12/01/2025	21,046
10,000	5.55%, 03/15/2026	10,600
535,000	6.63%, 09/01/2030	613,912
625,000	6.13%, 01/01/2031	703,125
435,000	4.50%, 07/15/2044	415,701
30,000	4.63%, 06/15/2045	29,100
165,000	4.10%, 02/15/2047	152,625
195,000	4.20%, 03/15/2048	182,325
15,000	4.40%, 08/15/2049	14,100
	Ovintiv Inc
90,000	8.13%, 09/15/2030	112,689
20,000	7.20%, 11/01/2031	24,205
80,000	7.38%, 11/01/2031	98,074
680,000	6.50%, 08/15/2034	807,111
160,000	6.63%, 08/15/2037	189,290
30,000	6.50%, 02/01/2038	35,535
430,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	427,698
680,000	Patterson-UTI Energy Inc 5.15%, 11/15/2029	663,335
1,485,000	Pertamina Persero PT(b) 2.30%, 02/09/2031	1,306,800
175,000	Petrobras Global Finance BV 7.38%, 01/17/2027	194,162
1,800,000	Petroleos de Venezuela SA(b)(j) 6.00%, 05/16/2024	119,250
	Petroleos Mexicanos
2,460,000	6.50%, 03/13/2027	2,498,130
680,000	5.95%, 01/28/2031(g)	627,647
600,000	7.69%, 01/23/2050	524,250
800,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	813,949
	Plains All American Pipeline LP / PAA Finance Corp
825,000	3.80%, 09/15/2030	809,227
390,000	4.30%, 01/31/2043	345,306
415,000	4.70%, 06/15/2044	389,397
35,000	4.90%, 02/15/2045	33,555
900,000	Reliance Industries Ltd(b) 2.88%, 01/12/2032	825,686
20,000	Rockcliff Energy II LLC(b) 5.50%, 10/15/2029	20,019
420,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	431,292
500,000	Sanchez Energy Corp 2,602.06%, 02/15/2023	5,000
1,020,000	Saudi Arabian Oil Co(b) 2.25%, 11/24/2030	934,971
909,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	839,497
90,000	Southwestern Energy Co 4.75%, 02/01/2032	89,888

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 715,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	$ 788,287
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
305,000	5.88%, 04/15/2026	314,546
160,000	4.88%, 02/01/2031	161,600
195,000	4.00%, 01/15/2032	187,587
525,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	532,875
860,000	Transcanada Trust 5.60%, 03/07/2082	869,434
275,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	277,475
	Venture Global Calcasieu Pass LLC(b)
50,000	3.88%, 08/15/2029	48,607
470,000	4.13%, 08/15/2031	461,140
	Western Midstream Operating LP
120,000	4.55%, 02/01/2030	119,400
55,000	5.45%, 04/01/2044	55,757
280,000	5.30%, 03/01/2048	277,200
35,000	5.50%, 08/15/2048	34,563
150,000	5.75%, 02/01/2050	146,250
		44,228,670
Financial — 14.51%
	Acrisure LLC / Acrisure Finance Inc(b)
595,000	7.00%, 11/15/2025	594,821
480,000	4.25%, 02/15/2029	436,042
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
425,000	3.00%, 10/29/2028	391,930
535,000	3.30%, 01/30/2032	482,281
100,000	AGFC Capital Trust I(b)(d) 1.99%, 01/15/2067 3-mo. LIBOR + 1.75%	56,493
430,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	135,558
	Air Lease Corp
640,000	4.65%, Perpetual(g)(i)	574,400
595,000	3.38%, 07/01/2025	586,424
10,000	4.63%, 10/01/2028	10,183
95,000	3.25%, 10/01/2029	89,689
380,000	3.00%, 02/01/2030	350,000
1,275,000	3.13%, 12/01/2030	1,178,763
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(i)	196,725
1,210,000	4.25%, 06/15/2026	1,190,407
	Ally Financial Inc
2,598,000	4.70%, Perpetual(i)	2,424,389
280,000	2.20%, 11/02/2028	252,943
Principal Amount(a)		Fair Value
Financial — (continued)
$ 120,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	$ 105,935
	Antares Holdings LP(b)
1,125,000	6.00%, 08/15/2023	1,148,440
250,000	2.75%, 01/15/2027	219,722
250,000	3.75%, 07/15/2027	230,635
	Ares Capital Corp
840,000	2.88%, 06/15/2028	743,653
885,000	3.20%, 11/15/2031	749,999
755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	738,574
	Athene Global Funding(b)
1,045,000	1.72%, 01/07/2025	995,862
620,000	1.61%, 06/29/2026	564,902
1,150,000	2.55%, 11/19/2030	1,020,375
385,000	Athene Holding Ltd 3.50%, 01/15/2031	368,503
535,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	544,962
	Aviation Capital Group LLC(b)
910,000	5.50%, 12/15/2024	936,612
205,000	1.95%, 01/30/2026	188,270
438,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	432,089
400,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	409,000
935,000	Banco Mercantil del Norte SA(b)(i) 6.63%, Perpetual	862,537
855,000	Banco Santander Chile(b) 3.18%, 10/26/2031	816,910
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	568,727
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,687,988
	Bank of America Corp
555,000	3.42%, 12/20/2028	549,391
890,000	2.48%, 09/21/2036	765,197
665,000	Bank of New York Mellon Corp(i) 4.70%, Perpetual	680,960
	Barclays PLC
760,000	4.38%, Perpetual(i)	669,370
1,315,000	2.28%, 11/24/2027	1,220,819
200,000	5.09%, 06/20/2030	207,463
985,000	3.56%, 09/23/2035	907,217
450,000	Barings BDC Inc(b) 3.30%, 11/23/2026	415,499
	BBVA Bancomer SA(b)
200,000	1.88%, 09/18/2025	190,600
570,000	5.13%, 01/18/2033	537,943
503,000	Blackstone Private Credit Fund(b) 2.63%, 12/15/2026	452,681
1,530,000	Blackstone Secured Lending Fund(b) 2.13%, 02/15/2027	1,357,253

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 640,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	$ 544,735
775,000	BNP Paribas SA(b) 2.59%, 01/20/2028	729,356
608,000	Brighthouse Financial Inc 5.63%, 05/15/2030	666,497
75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	75,250
710,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	662,075
425,000	Capital Farm Credit ACA(b)(i) 5.00%, Perpetual	416,500
	Central China Real Estate Ltd
200,000	7.25%, 04/24/2023	110,000
205,000	7.50%, 07/14/2025	88,150
200,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	165,000
590,000	Citadel LP(b)(g) 4.88%, 01/15/2027	582,154
350,000	Citigroup Inc(g)(i) 6.25%, Perpetual	365,470
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	504,958
495,000	Cobra AcquisitionCo LLC(b) 6.38%, 11/01/2029	424,462
525,000	Coinbase Global Inc(b) 3.63%, 10/01/2031	447,562
110,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	98,748
400,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	278,084
	Crown Castle International Corp REIT
460,000	3.30%, 07/01/2030	439,911
1,130,000	2.25%, 01/15/2031	995,965
25,000	2.50%, 07/15/2031	22,301
	Deutsche Bank AG
290,000	3.55%, 09/18/2031	273,465
1,004,000	3.73%, 01/14/2032	895,516
200,000	3.74%, 01/07/2033	176,760
848,365	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	842,609
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	938,826
	EPR Properties REIT
700,000	4.75%, 12/15/2026	700,494
185,000	3.60%, 11/15/2031	167,721
	Equinix Inc REIT
880,000	3.20%, 11/18/2029(g)	842,157
615,000	2.15%, 07/15/2030	538,228
525,000	Fidelity National Financial Inc 3.40%, 06/15/2030	505,574
Principal Amount(a)		Fair Value
Financial — (continued)
	FS KKR Capital Corp
$ 425,000	3.40%, 01/15/2026	$ 411,477
575,000	3.13%, 10/12/2028	512,597
510,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	509,380
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	452,896
108,000	5.75%, 06/01/2028	116,238
280,000	5.30%, 01/15/2029	294,160
355,000	3.25%, 01/15/2032	322,091
575,000	Goldman Sachs Group Inc 6.75%, 10/01/2037	724,582
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
630,000	6.25%, 05/15/2026	642,600
630,000	5.25%, 05/15/2027	618,298
65,000	4.38%, 02/01/2029	59,638
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	656,125
	Iron Mountain Inc REIT(b)
375,000	5.00%, 07/15/2028	365,576
530,000	5.25%, 07/15/2030	519,400
660,000	Itau Unibanco Holding SA(b) 3.88%, 04/15/2031	625,350
	Jefferies Group LLC
355,000	6.45%, 06/08/2027	400,586
1,140,000	6.25%, 01/15/2036	1,333,032
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(i)	330,566
1,625,000	1.95%, 02/04/2032	1,423,504
	Kaisa Group Holdings Ltd
1,015,000	9.38%, 06/30/2024(j)	193,358
1,200,000	11.25%, 04/16/2025	213,300
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,182,354
815,000	Kite Realty Group Trust REIT 4.75%, 09/15/2030	842,266
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
125,000	5.25%, 10/01/2025	124,531
840,000	4.25%, 02/01/2027	805,026
710,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	669,175
715,000	Lincoln National Corp(d) 2.29%, 04/20/2067 3-mo. LIBOR + 2.04%	567,531
200,000	Logan Group Co Ltd 4.25%, 07/12/2025	42,000
600,000	MBIA Insurance Corp(b)(d)(j) 11.50%, 01/15/2033 3-mo. LIBOR + 11.26%	72,000
	MetLife Inc
565,000	3.85%, Perpetual(g)(i)	557,203
340,000	5.88%, Perpetual(g)(i)	340,377
245,000	9.25%, 04/08/2038(b)	318,157
915,000	10.75%, 08/01/2039	1,330,355

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
$ 85,000	4.63%, 06/15/2025(b)	$ 85,638
195,000	5.75%, 02/01/2027	205,969
660,000	3.88%, 02/15/2029(b)	648,450
665,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	625,446
285,000	Morgan Stanley 3.95%, 04/23/2027	289,603
195,000	MPT Operating Partnership LP / MPT Finance Corp REIT 4.63%, 08/01/2029	193,050
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,727,831
	Navient Corp
265,000	6.13%, 03/25/2024	269,638
10,000	5.88%, 10/25/2024	10,201
295,000	6.75%, 06/15/2026	300,900
790,000	5.00%, 03/15/2027	752,475
415,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	380,241
433,000	Office Properties Income Trust REIT 2.65%, 06/15/2026	395,933
	OneMain Finance Corp
405,000	6.88%, 03/15/2025	425,866
770,000	7.13%, 03/15/2026	823,045
322,000	Ontario Teachers' Cadillac Fairview Properties Trust(b) 2.50%, 10/15/2031	294,689
	Owl Rock Capital Corp
630,000	2.63%, 01/15/2027	564,669
645,000	2.88%, 06/11/2028	562,555
681,000	OWL Rock Core Income Corp(b) 4.70%, 02/08/2027	654,972
295,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	266,423
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	635,046
740,000	Phillips Edison Grocery Center Operating Partnership I LP REIT 2.63%, 11/15/2031	653,521
785,000	Prospect Capital Corp 3.71%, 01/22/2026	739,948
	Prudential Financial Inc
470,000	5.88%, 09/15/2042	473,525
390,000	5.63%, 06/15/2043	392,437
226,000	5.13%, 03/01/2052	228,463
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	557,310
Principal Amount(a)		Fair Value
Financial — (continued)
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
$1,510,000	2.88%, 10/15/2026	$ 1,386,399
830,000	3.63%, 03/01/2029	758,495
1,305,000	3.88%, 03/01/2031	1,181,025
1,005,000	4.00%, 10/15/2033	880,279
380,000	Santander Holdings USA Inc 4.40%, 07/13/2027	386,491
905,000	SBA Communications Corp REIT 3.13%, 02/01/2029	823,206
1,015,000	Service Properties Trust REIT(g) 4.95%, 02/15/2027	937,961
	Shimao Group Holdings Ltd
235,000	5.60%, 07/15/2026	66,388
400,000	3.45%, 01/11/2031	98,000
400,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	260,000
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	146,790
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,754,760
2,475,000	4.25%, 08/19/2026	2,441,735
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	822,000
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,180,616
895,000	3.27%, 02/18/2036	802,350
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	696,238
	Sunac China Holdings Ltd
200,000	6.50%, 01/10/2025	48,100
200,000	7.00%, 07/09/2025	49,000
235,000	6.50%, 01/26/2026	53,756
320,000	Synovus Financial Corp 5.90%, 02/07/2029	327,791
980,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	956,392
405,000	Times China Holdings Ltd 6.20%, 03/22/2026	153,900
730,000	Truist Financial Corp(i) 5.10%, Perpetual	740,220
1,215,000	Wells Fargo & Co(i) 3.90%, Perpetual	1,164,638
	Yuzhou Group Holdings Co Ltd
315,000	7.70%, 02/20/2025(j)	37,800
200,000	8.30%, 05/27/2025	26,100
200,000	7.85%, 08/12/2026	24,000
765,000	Zions Bancorp NA 3.25%, 10/29/2029	731,061
		94,406,728
Industrial — 3.69%
668,322	ARD Finance SA(b)(h) 6.50%, 06/30/2027 PIK rate, 7.25%	611,097

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Boeing Co
$ 150,000	3.20%, 03/01/2029	$ 142,939
220,000	2.95%, 02/01/2030	203,843
935,000	5.15%, 05/01/2030	997,138
555,000	3.63%, 02/01/2031(g)	540,207
115,000	3.50%, 03/01/2039	98,978
40,000	5.71%, 05/01/2040	44,698
490,000	3.38%, 06/15/2046	401,752
105,000	3.65%, 03/01/2047	89,017
285,000	3.63%, 03/01/2048	241,853
35,000	3.85%, 11/01/2048	30,687
1,025,000	3.75%, 02/01/2050	912,697
190,000	5.81%, 05/01/2050	219,400
95,000	3.83%, 03/01/2059	78,024
180,000	5.93%, 05/01/2060	207,826
230,000	Bombardier Inc(b) 6.00%, 02/15/2028	215,565
1,260,000	Caterpillar Financial Services Corp 0.95%, 01/10/2024	1,227,446
	Cemex SAB de CV(b)
375,000	5.13%, Perpetual(i)	367,969
400,000	5.45%, 11/19/2029	404,504
885,000	5.20%, 09/17/2030	880,575
1,400,000	3.88%, 07/11/2031	1,277,514
550,000	Cleaver-Brooks Inc(b)(g) 7.88%, 03/01/2023	524,040
560,000	CP Atlas Buyer Inc(b)(g) 7.00%, 12/01/2028	477,478
	Embraer Netherlands Finance BV
185,000	5.05%, 06/15/2025	186,852
950,000	5.40%, 02/01/2027	965,447
190,000	Energizer Holdings Inc(b) 6.50%, 12/31/2027	188,100
840,000	General Electric Co(d)(i) 4.16%, Perpetual 3-mo. LIBOR + 3.33%	805,350
235,000	Huntington Ingalls Industries Inc 4.20%, 05/01/2030	244,411
400,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	378,600
620,000	Indian Railway Finance Corp Ltd(b) 2.80%, 02/10/2031	550,368
540,000	Jabil Inc 3.00%, 01/15/2031	494,666
	John Deere Capital Corp
310,000	0.90%, 01/10/2024	301,645
480,000	1.25%, 01/10/2025	462,026
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	481,780
763,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	769,676
250,000	OT Merger Corp(b)(g) 7.88%, 10/15/2029	216,250
502,000	Owens Corning 7.00%, 12/01/2036	632,133
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 300,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	$ 285,669
	Spirit AeroSystems Inc
680,000	7.50%, 04/15/2025(b)	704,517
60,000	4.60%, 06/15/2028(g)	56,320
	TD SYNNEX Corp(b)
750,000	1.75%, 08/09/2026	686,905
885,000	2.38%, 08/09/2028	796,562
1,320,000	Textron Inc 3.00%, 06/01/2030	1,259,686
690,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b) 7.75%, 04/15/2026	685,636
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	240,156
	TransDigm Inc
480,000	5.50%, 11/15/2027	476,400
335,000	4.63%, 01/15/2029	313,215
	Trident TPI Holdings Inc(b)
570,000	9.25%, 08/01/2024	572,850
435,000	6.63%, 11/01/2025	426,300
210,000	Vulcan Materials Co 3.50%, 06/01/2030	208,280
450,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	414,745
		23,999,792
Technology — 1.72%
	Broadcom Inc
1,059,000	4.15%, 11/15/2030	1,073,285
220,000	4.30%, 11/15/2032	223,249
56,000	3.19%, 11/15/2036(b)	48,613
1,990,000	CDW LLC / CDW Finance Corp 3.57%, 12/01/2031	1,843,635
840,000	Citrix Systems Inc 3.30%, 03/01/2030	830,859
	Consensus Cloud Solutions Inc(b)
110,000	6.00%, 10/15/2026	109,175
170,000	6.50%, 10/15/2028	168,924
157,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	206,453
850,000	Kyndryl Holdings Inc(b) 3.15%, 10/15/2031	716,162
	Marvell Technology Inc
390,000	2.45%, 04/15/2028	358,596
330,000	2.95%, 04/15/2031	305,033
	Micron Technology Inc
170,000	5.33%, 02/06/2029	183,768
740,000	4.66%, 02/15/2030	773,396
545,000	MicroStrategy Inc(b)(g) 6.13%, 06/15/2028	530,301
120,000	Minerva Merger Sub Inc(b) 6.50%, 02/15/2030	116,415
200,000	MSCI Inc(b) 3.25%, 08/15/2033	179,763

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 115,000	Open Text Corp(b) 3.88%, 02/15/2028	$ 110,259
110,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	104,301
	Oracle Corp
345,000	2.88%, 03/25/2031	314,568
855,000	3.95%, 03/25/2051	747,454
380,000	Qorvo Inc(b) 3.38%, 04/01/2031	345,553
675,000	Rocket Software Inc(b)(g) 6.50%, 02/15/2029	612,562
1,160,000	Science Applications International Corp(b) 4.88%, 04/01/2028	1,142,994
	Western Digital Corp
75,000	2.85%, 02/01/2029	68,519
50,000	3.10%, 02/01/2032	44,769
		11,158,606
Utilities — 1.42%
	AES Corp
260,000	3.95%, 07/15/2030(b)	257,571
370,000	2.45%, 01/15/2031	330,874
475,000	Alliant Energy Finance LLC(b) 3.60%, 03/01/2032	461,972
	Calpine Corp(b)
235,000	4.50%, 02/15/2028	229,238
355,000	5.13%, 03/15/2028	338,166
955,000	3.75%, 03/01/2031	854,902
720,000	CMS Energy Corp 4.75%, 06/01/2050	712,800
70,000	Edison International 4.95%, 04/15/2025	71,616
1,220,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	1,175,812
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	200,308
	NRG Energy Inc(b)
390,000	4.45%, 06/15/2029	390,160
215,000	5.25%, 06/15/2029	210,104
	Pacific Gas & Electric Co
320,000	3.25%, 06/01/2031	289,449
335,000	4.30%, 03/15/2045	285,340
40,000	4.95%, 07/01/2050	37,676
740,000	3.50%, 08/01/2050	595,740
1,125,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	1,136,959
742,000	Southern Co 3.75%, 09/15/2051	684,161
505,000	Vistra Corp(b)(i) 8.00%, Perpetual	510,045
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 505,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	$ 484,684
		9,257,577
TOTAL CORPORATE BONDS AND NOTES — 48.13% (Cost $325,919,070)		$313,060,719
CONVERTIBLE BONDS
Communications — 0.81%
4,825,000	DISH Network Corp 2.38%, 03/15/2024	4,511,375
375,000	Twitter Inc(k) 4.83%, 03/15/2026	314,813
505,000	Uber Technologies Inc(g)(k) 3.16%, 12/15/2025	451,975
		5,278,163
Consumer, Cyclical — 0.41%
210,000	JetBlue Airways Corp(b) 0.50%, 04/01/2026	195,392
870,000	NCL Corp Ltd(b) 1.13%, 02/15/2027	799,530
235,000	Peloton Interactive Inc(k) 5.43%, 02/15/2026	194,169
155,000	Penn National Gaming Inc 2.75%, 05/15/2026	311,705
840,000	Southwest Airlines Co 1.25%, 05/01/2025	1,139,880
		2,640,676
Consumer, Non-Cyclical — 0.65%
	BioMarin Pharmaceutical Inc
480,000	0.60%, 08/01/2024	479,760
1,675,000	1.25%, 05/15/2027(g)	1,677,153
215,000	Guardant Health Inc(k) 4.39%, 11/15/2027	172,452
295,000	Ionis Pharmaceuticals Inc(b)(k) 1.88%, 04/01/2026	274,379
255,000	Livongo Health Inc 0.88%, 06/01/2025	256,530
1,580,000	Teladoc Health Inc 1.25%, 06/01/2027	1,332,730
		4,193,004
Technology — 0.05%
345,000	Splunk Inc 1.13%, 06/15/2027	329,475
TOTAL CONVERTIBLE BONDS — 1.92% (Cost $13,320,047)		$12,441,318

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
$ 825,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	$ 839,437
2,520,000	Argentine Republic Government International Bond(e) 2.50%, 07/09/2022	888,073
9,871(l)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2025	2,000,616
	Dominican Republic International Bond(b)
365,000	5.95%, 01/25/2027	375,041
700,000	4.50%, 01/30/2030	642,257
740,000	6.00%, 02/22/2033	722,247
205,000	5.88%, 01/30/2060	175,275
1,535,000	Ecuador Government International Bond(b)(e) 1.00%, 07/31/2022	1,003,905
	Egypt Government International Bond(b)
790,000	7.60%, 03/01/2029	749,331
270,000	7.30%, 09/30/2033	235,475
560,000	8.50%, 01/31/2047	476,437
1,410,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	1,452,300
675,000	Guatemala Government Bond(b) 3.70%, 10/07/2033	624,382
765,000	Indonesia Government International Bond(b) 4.35%, 01/08/2027	812,584
470,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	479,400
	Mexican Bonos
188,408(m)	MXN, 6.75%, 03/09/2023	933,979
330,547(m)	MXN, 8.50%, 11/18/2038(g)	1,694,593
	Mexico Government International Bond
430,000	2.66%, 05/24/2031	391,386
830,000	4.50%, 01/31/2050	780,308
985,000	3.77%, 05/24/2061	796,185
200,000	Mongolia Government International Bond(b) 4.45%, 07/07/2031	179,797
355,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	347,914
	Nigeria Government International Bond(b)
200,000	6.50%, 11/28/2027	189,980
745,000	8.38%, 03/24/2029(g)	752,182
215,000	7.88%, 02/16/2032	203,240
200,000	7.38%, 09/28/2033	181,600
905,000	Oman Government International Bond(b) 7.38%, 10/28/2032	1,035,094
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Pakistan Government International Bond(b)
$ 365,000	8.25%, 09/30/2025	$ 301,855
200,000	6.88%, 12/05/2027	157,300
	Panama Government International Bond
585,000	3.30%, 01/19/2033(g)	558,616
200,000	4.30%, 04/29/2053	191,996
315,000	3.87%, 07/23/2060	275,549
505,000	Philippine Government International Bond 3.70%, 03/01/2041	488,638
	Qatar Government International Bond(b)
415,000	3.75%, 04/16/2030	437,832
430,000	4.40%, 04/16/2050	483,268
205,000	Republic of Kenya Government International Bond(b) 8.00%, 05/22/2032	198,748
680,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	657,009
	Saudi Government International Bond(b)
825,000	3.63%, 03/04/2028	851,812
910,000	4.50%, 10/26/2046	957,386
810,000	Turkey Government International Bond 8.60%, 09/24/2027	828,986
1,700,000	Venezuela Government International Bond(j) 7.65%, 04/21/2025	153,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.92% (Cost $27,663,644)		$25,505,013
MORTGAGE-BACKED SECURITIES
Non-Agency — 6.72%
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
196,117	2.96%, 09/25/2065(e)	196,421
	Series 2021-A Class A1
568,906	1.07%, 09/25/2065(c)	532,950
473,679	Angel Oak Mortgage Trust(b)(c) Series 2021-3 Class A2 1.31%, 05/25/2066	447,180
402,180	Angel Oak SB Commercial Mortgage Trust(b)(c) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	392,394
	Arroyo Mortgage Trust(b)(c)
	Series 2019-1 Class A1
263,644	3.81%, 01/25/2049	259,550
	Series 2019-2 Class A1
305,137	3.35%, 04/25/2049	297,735

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	$ 441,766
41,796	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	41,710
	BPR Trust(b)(d)
	Series 2021-NRD Class B
130,000	2.43%, 12/15/2023 1-mo. SOFR + 2.12%	128,006
	Series 2021-NRD Class C
145,000	2.73%, 12/15/2023 1-mo. SOFR + 2.42%	142,728
	Series 2021-NRD Class D
90,000	4.03%, 12/15/2023 1-mo. SOFR + 3.72%	88,434
895,792	BRAVO Residential Funding Trust(b)(e) Series 2021-A Class A1 1.99%, 01/25/2024	860,417
730,000	BX Commercial Mortgage Trust(b)(d) Series 2022-AHP Class B 2.14%, 01/17/2039 1-mo. SOFR + 1.84%	718,166
985,000	BX Trust(b)(c) Series 2019-OC11 Class D 4.08%, 12/09/2041	914,032
589,538	CIM Trust(b)(e) Series 2021-NR4 Class A1 2.82%, 10/25/2061	563,169
	Citigroup Mortgage Loan Trust(b)(c)
	Series 2019-IMC1 Class A1
127,533	2.72%, 07/25/2049	126,235
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	184,361
	COMM Mortgage Trust
	Series 2012-CR3 Class AM
185,000	3.42%, 10/15/2045(b)	184,153
	Series 2012-LC4 Class B
88,220	4.93%, 12/10/2044(c)	88,104
100,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	98,595
920,000	CoreVest American Finance Trust(b)(e) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	870,457
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	265,031
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	88,122
	Series 2019-RP10 Class A1
202,881	2.94%, 12/26/2059(c)	201,160
	Series 2020-RPL3 Class A1
203,402	2.69%, 03/25/2060(c)	199,485
	Series 2020-RPL4 Class A1
482,660	2.00%, 01/25/2060(c)	464,996
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-RPL1 Class A1
$ 312,615	1.67%, 09/27/2060(c)	$ 300,402
235,000	DBUBS Mortgage Trust(b)(c) Series 2017-BRBK Class D 3.53%, 10/10/2034	226,324
1,040,000	Dominion Mortgage Trust(b)(e) Series 2021-RTL1 Class A1 2.49%, 07/25/2027	1,038,183
	Ellington Financial Mortgage Trust(b)(c)
	Series 2019-2 Class A3
91,296	3.05%, 11/25/2059	89,734
	Series 2021-2 Class A3
691,485	1.29%, 06/25/2066	644,639
	Extended Stay America Trust(b)(d)
	Series 2021-ESH Class C
193,807	2.10%, 07/15/2038 1-mo. LIBOR + 1.70%	191,009
	Series 2021-ESH Class D
129,205	2.65%, 07/15/2038 1-mo. LIBOR + 2.25%	127,258
237,928	GCAT Trust(b)(c) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	233,777
	GS Mortgage Securities Trust(c)
	Series 2013-G1 Class B
175,000	3.60%, 04/10/2031(b)	168,387
	Series 2013-PEMB Class A
130,000	3.55%, 03/05/2033(b)	126,259
	Series 2013-PEMB Class D
430,000	3.55%, 03/05/2033(b)	352,291
	Series 2014-GC18 Class B
275,000	4.89%, 01/10/2047	255,942
234,963	GS Mortgage-Backed Securities Trust(b)(c) Series 2020-NQM1 Class A3 2.35%, 09/27/2060	231,367
430,000	JPMorgan Chase Commercial Mortgage Securities Trust(b)(c) Series 2012-LC9 Class C 4.36%, 12/15/2047	426,525
276,220	JPMorgan Mortgage Trust(b)(c) Series 2014-2 Class 2A2 3.50%, 06/25/2029	271,278
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
341,603	3.25%, 11/25/2059(e)	340,056
	Series 2020-GS1 Class A1
353,913	2.88%, 10/25/2059(e)	353,898
	Series 2020-GS5 Class A1
93,897	3.25%, 06/25/2060(e)	93,077
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(c)	192,079
	Series 2021-GS4 Class A1
130,394	1.65%, 11/25/2060(e)	123,037

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	LHOME Mortgage Trust(b)
	Series 2021-RTL1 Class A1
$ 515,000	2.09%, 09/25/2026(c)	$ 495,006
	Series 2021-RTL2 Class A1
350,000	2.09%, 06/25/2026(e)	336,780
270,000	Med Trust(b)(d) Series 2021-MDLN Class C 2.20%, 11/15/2038 1-mo. LIBOR + 1.80%	264,656
	Mello Warehouse Securitization Trust(b)(d)
	Series 2021-1 Class C
420,000	1.56%, 02/25/2055 1-mo. LIBOR + 1.10%	418,512
	Series 2021-2 Class C
330,000	1.56%, 04/25/2055 1-mo. LIBOR + 1.10%	328,316
900,000	MetLife Securitization Trust(b)(c) Series 2017-1A Class M1 3.45%, 04/25/2055	872,836
	Mill City Mortgage Loan Trust(b)(c)
	Series 2017-1 Class M2
270,000	3.25%, 11/25/2058	269,703
	Series 2017-3 Class B1
331,200	3.25%, 01/25/2061	319,219
	Series 2017-3 Class M2
499,053	3.25%, 01/25/2061	491,422
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	592,098
	Series 2019-GS1 Class A1
290,169	2.75%, 07/25/2059	288,511
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
100,000	3.28%, 10/15/2030(b)	98,966
	Series 2013-C11 Class B
80,000	4.35%, 08/15/2046(c)	57,830
	Series 2013-C12 Class C
75,000	4.76%, 10/15/2046(c)	71,938
	New Residential Mortgage Loan Trust(b)
	Series 2016-4A Class B1A
740,198	4.50%, 11/25/2056(c)	755,346
	Series 2017-2A Class A3
1,113,963	4.00%, 03/25/2057(c)	1,116,570
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(c)	657,079
	Series 2021-NQ2R Class A1
269,122	0.94%, 10/25/2058(c)	262,341
	Series 2022-RTL1 Class A1F
650,000	4.34%, 12/25/2026	650,000
83,964	Onslow Bay Mortgage Loan Trust(b)(c) Series 2019-INV1 Class A3 4.50%, 11/25/2048	84,290
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 490,000	Palisades Mortgage Loan Trust(b)(e) Series 2021-RTL1 Class A1 2.86%, 06/25/2026	$ 473,630
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-4 Class A1
251,394	2.95%, 10/25/2025(e)	244,957
	Series 2020-6 Class A1
608,821	2.36%, 11/25/2025(e)	592,345
	Series 2021-1 Class A1
537,274	2.12%, 01/25/2026(c)	516,282
	Series 2021-2 Class A1
684,328	2.12%, 03/25/2026(c)	662,892
	Series 2021-3 Class A1
542,940	1.87%, 04/25/2026(e)	518,714
	Series 2021-8 Class A1
383,496	1.74%, 09/25/2026(c)	363,415
	Series 2021-9 Class A1
456,762	2.36%, 10/25/2026(e)	436,571
	Series 2021-RPL1 Class A1
228,621	1.32%, 07/25/2051(e)	215,851
360,465	Provident Funding Mortgage Trust(b)(c) Series 2019-1 Class A2 3.00%, 12/25/2049	355,169
255,000	RBS Commercial Funding Inc Trust(b)(c) Series 2013-GSP Class A 3.83%, 01/15/2032	255,799
149,538	RCKT Mortgage Trust(b)(c) Series 2020-1 Class A1 3.00%, 02/25/2050	147,539
650,000	RCO VI Mortgage LLC(b)(e) Series 2022-1 Class A1 3.00%, 01/25/2027	629,951
237,168	Residential Mortgage Loan Trust(b)(c) Series 2019-2 Class A1 2.91%, 05/25/2059	236,630
860,000	Roc Mortgage Trust(b)(c) Series 2021-RTL1 Class A1 2.49%, 08/25/2026	825,234
24,247	Sequoia Mortgage Trust(b)(c) Series 2019-CH2 Class A1 4.50%, 08/25/2049	24,341
234,393	Starwood Mortgage Residential Trust (b)(c) Series 2021-3 Class A3 1.52%, 06/25/2056	222,917
500,000	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 2.24%, 06/25/2024	473,197
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.80%, 07/25/2056(c)	610,586
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056(c)	948,151
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(c)	628,106

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2017-4 Class A2
$ 330,000	3.00%, 06/25/2057(c)	$ 321,953
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(c)	310,573
	Series 2017-5 Class M2
340,000	1.96%, 02/25/2057(d) 1-mo. LIBOR + 1.50%	340,022
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(c)	95,394
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(c)	163,765
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(c)	299,404
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(c)	1,574,696
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(c)	664,418
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(c)	925,925
	Series 2019-4 Class A1
278,475	2.90%, 10/25/2059(c)	273,432
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(c)	591,257
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(c)	95,869
	Series 2020-1 Class M1
335,000	3.50%, 01/25/2060(c)	319,280
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(c)	963,486
840,000	TVC Mortgage Trust(b)(e) Series 2020-RTL1 Class M 5.19%, 09/25/2024	810,161
780,000	UBS Commercial Mortgage Trust(b)(c) Series 2012-C1 Class D 5.84%, 05/10/2045	728,845
85,000	UBS-Barclays Commercial Mortgage Trust(b)(c) Series 2012-C2 Class BEC 4.88%, 05/10/2063	83,288
	Verus Securitization Trust(b)(c)
	Series 2019-4 Class M1
310,000	3.21%, 11/25/2059	308,430
	Series 2021-R3 Class A1
170,301	1.02%, 04/25/2064	166,684
225,671	Visio Trust(b) Series 2020-1R Class A2 1.57%, 11/25/2055	220,239
	Wells Fargo Commercial Mortgage Trust(c)
	Series 2013-LC12 Class B
195,000	4.31%, 07/15/2046	187,200
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	123,383
170,907	Wells Fargo Mortgage-Backed Securities Trust(b)(c) Series 2020-4 Class A1 3.00%, 07/25/2050	165,191
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	WFRBS Commercial Mortgage Trust
	Series 2012-C7 Class AS
$ 250,000	4.09%, 06/15/2045(c)	$ 249,512
	Series 2012-C7 Class C
210,000	4.78%, 06/15/2045(c)	161,448
	Series 2013-C15 Class B
180,000	4.51%, 08/15/2046(c)	174,159
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	185,086
	Series 2014-C24 Class AS
390,000	3.93%, 11/15/2047	389,007
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(c)	66,573
	Series 2014-C24 Class C
90,000	4.29%, 11/15/2047(c)	79,478
280,000	ZH Trust(b) Series 2021-1 Class A 2.25%, 02/18/2027	275,646
TOTAL MORTGAGE-BACKED SECURITIES — 6.72% (Cost $45,537,778)		$43,708,379
MUNICIPAL BONDS AND NOTES
560,000	Broward County FL Water & Sewer Utility Revenue 4.00%, 10/01/2047	604,520
130,000	Sales Tax Securitization Corp 3.41%, 01/01/2043	120,066
2,380,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,413,735
TOTAL MUNICIPAL BONDS AND NOTES — 0.48% (Cost $3,116,596)		$3,138,321
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,470,000	0.13%, 09/30/2022(g)	3,454,141
8,455,000	0.13%, 12/31/2022	8,373,092
6,455,000	0.13%, 02/28/2023	6,368,261
6,985,000	0.13%, 04/30/2023	6,861,671
5,205,000	0.13%, 05/31/2023	5,098,663
6,945,000	0.25%, 09/30/2023(g)	6,752,113
4,830,000	1.50%, 02/29/2024(g)	4,759,625
660,000	0.38%, 09/30/2027	589,231
3,015,000	1.38%, 11/15/2031	2,766,263
3,460,000	1.88%, 11/15/2051	3,035,069
TOTAL U.S. TREASURY BONDS AND NOTES — 7.39% (Cost $49,266,537)		$48,058,129

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.02%
1,961	Newmont Corp	$ 155,801
Communications — 0.66%
75,624	Altice USA Inc Class A(n)	943,788
2,347	Cisco Systems Inc	130,869
3,231	Comcast Corp Class A	151,275
23,947	T-Mobile US Inc(n)	3,073,597
		4,299,529
Consumer, Cyclical — 0.09%
501	Cummins Inc	102,760
292	Home Depot Inc	87,405
650	NMG Parent LLC(n)	108,550
1,076	Starbucks Corp	97,884
1,121	Walmart Inc	166,939
		563,538
Consumer, Non-Cyclical — 0.20%
784	Abbott Laboratories	92,794
1,113	AbbVie Inc	180,428
181	Anthem Inc	88,911
279	Automatic Data Processing Inc	63,484
1,477	Bristol-Myers Squibb Co	107,865
327	Clarivate PLC(n)	5,481
2,120	Coca-Cola Co	131,440
991	Johnson & Johnson	175,635
2,204	Merck & Co Inc	180,838
1,163	Procter & Gamble Co	177,706
75	Thermo Fisher Scientific Inc	44,299
130	UnitedHealth Group Inc	66,296
		1,315,177
Energy — 0.13%
410	Pioneer Natural Resources Co	102,512
4,879	Quarternorth Energy Holding Inc(n)	634,270
2,873	Williams Cos Inc	95,987
		832,769
Financial — 0.06%
565	American Tower Corp REIT	141,939
214	BlackRock Inc	163,533
1,260	Morgan Stanley	110,124
		415,596
Industrial — 0.09%
255	Deere & Co	105,942
80	L3Harris Technologies Inc	19,878
340	Lockheed Martin Corp	150,076
547	Union Pacific Corp	149,446
Shares		Fair Value
Industrial — (continued)
622	United Parcel Service Inc Class B	$ 133,394
		558,736
Technology — 0.09%
362	Accenture PLC Class A	122,077
803	Apple Inc	140,212
139	Broadcom Inc	87,525
1,178	Microchip Technology Inc	88,515
429	Microsoft Corp	132,265
239	Texas Instruments Inc	43,852
		614,446
Utilities — 0.05%
1,282	Duke Energy Corp	143,148
1,788	NextEra Energy Inc	151,462
		294,610
TOTAL COMMON STOCK — 1.39% (Cost $9,279,890)		$9,050,202
CONVERTIBLE PREFERRED STOCK
Communications — 0.10%
577	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	643,355
Energy — 0.10%
12,538	El Paso Energy Capital Trust I 4.75%	624,392
Financial — 0.54%
1,169	Bank of America Corp 7.25%	1,534,079
785,000	Charles Schwab Corp Series H 4.00%	705,024
987	Wells Fargo & Co 7.50%	1,285,567
		3,524,670
Technology — 0.07%
7,075	Clarivate PLC 5.25%	478,412
TOTAL CONVERTIBLE PREFERRED STOCK — 0.81% (Cost $5,640,876)		$5,270,829
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,285,000	BlackRock FedFund Institutional Class(o)(p), 0.23%	2,285,000
2,790,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(o)(p), 0.30%	2,790,000

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
2,496,000	Goldman Sachs Financial Square Government Fund Institutional Class(o)(p), 0.25%	$ 2,496,000
2,327,000	Invesco Government & Agency Portfolio Institutional Class(o)(p), 0.25%	2,327,000
2,327,000	JPMorgan U.S. Government Money Market Fund Capital Shares(o)(p), 0.25%	2,327,000
539,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(o)(p), 0.23%	539,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.96% (Cost $12,764,000)		$12,764,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.08%
$4,461,549	Undivided interest of 52.34% in a repurchase agreement (principal amount/value $8,526,232 with a maturity value of $8,526,303) with Morgan Stanley & Co LLC, 0.30%, dated 3/31/22 to be repurchased at $4,461,549 on 4/1/22 collateralized by various U.S. Government Agency securities, 1.63% - 8.00%, 7/1/22 - 6/1/57, with a value of $8,696,757.(p)	4,461,549
7,792,107	Undivided interest of 7.22% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $7,792,107 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(p)	7,792,107
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,792,107	Undivided interest of 7.22% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $7,792,107 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(p)	$ 7,792,107
TOTAL SHORT TERM INVESTMENTS — 3.08% (Cost $20,045,763)		$20,045,763
TOTAL INVESTMENTS — 101.10% (Cost $682,268,708)		$657,644,326
OTHER ASSETS & LIABILITIES, NET — (1.10)%		$(7,174,110)
TOTAL NET ASSETS — 100.00%		$650,470,216

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2022.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2022. Maturity date disclosed represents final maturity date.
(f)	All or a portion of this position has not settled as of March 31, 2022. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at March 31, 2022.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Security in default.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Principal amount is stated in 1,000 Brazilian Real Units.
(m)	Principal amount is stated in 100 Mexican Peso Units.
(n)	Non-income producing security.
(o)	Rate shown is the 7-day yield as of March 31, 2022.
(p)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.  There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$95,374,636	$—	$95,374,636
Bank Loans	—	69,227,017	—	69,227,017
Corporate Bonds and Notes	—	313,060,719	—	313,060,719
Convertible Bonds	—	12,441,318	—	12,441,318
Foreign Government Bonds and Notes	—	25,505,013	—	25,505,013
Mortgage-Backed Securities	—	43,708,379	—	43,708,379
Municipal Bonds and Notes	—	3,138,321	—	3,138,321
U.S. Treasury Bonds and Notes	—	48,058,129	—	48,058,129
Common Stock	8,415,932	634,270	—	9,050,202
Convertible Preferred Stock	4,792,417	478,412	—	5,270,829
Government Money Market Mutual Funds	12,764,000	—	—	12,764,000
Short Term Investments	—	20,045,763	—	20,045,763
Total Assets	$25,972,349	$631,671,977	$0	$657,644,326
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022